Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash provided by operating activities	$ 13,764	$ 48,202	$ 85,533
Net cash (used in) / generated from investing activities	(54,982)	(70,546)	(78,352)
Net cash provided by financing activities	5,030	333,268	2,487
Net increase in cash and cash equivalents	(36,188)	310,924	9,668
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by operating activities	41,723	70,822	92,580
Net cash (used in) / generated from investing activities	(51,721)	(78,335)	(66,243)
Net cash provided by financing activities	1,055	856	2,487
Net increase in cash and cash equivalents	$ (8,943)	$ (6,657)	$ 28,824